Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 14, 2021
Entity Registrant Name	INDEXIQ ETF TRUST
Entity Central Index Key	0001415995
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 14, 2021
Document Effective Date	Dec. 15, 2021
Prospectus Date	Dec. 15, 2021
IQ U.S. Mid Cap R&D Leaders ETF | IQ U.S. Mid Cap R&D Leaders ETF
Prospectus:
Trading Symbol	MRND
IQ U.S. Large Cap R&D Leaders ETF | IQ U.S. Large Cap R&D Leaders ETF
Prospectus:
Trading Symbol	LRND
IQ Global Equity R&D Leaders ETF | IQ Global Equity R&D Leaders ETF
Prospectus:
Trading Symbol	WRND